Deposits (Summary of Deposits) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Deposits [Abstract]
Time deposits	¥ 2,073,007	¥ 1,875,058
Other deposits	376,805	370,777
Total	¥ 2,449,812	¥ 2,245,835